Banking Facilities (Details) - CMB Wing Lung Bank Limited [Member] - HKD ($)	Mar. 31, 2025	Sep. 30, 2024
Banking Facilities [Line Items]
Trade facility	$ 9,000,000	$ 20,000,000
Utilized banking facilities	631,973	2,355,023
Unutilized banking facilities	$ 8,368,027	$ 17,644,977